Provisions	12 Months Ended
Dec. 31, 2025
Provisions [abstract]
Provisions	27 — Provisions
Movements by Class of Provisions

in € m.	Operational Risk	Civil Litigation	Regulatory Enforcement	Re- structuring	Other	Total[1]
Balance as of January 1, 2024	40	1,124	129	333	421	2,047
Changes in the group of consolidated companies	—	—	—	—	—	—
New provisions	6	2,201	84	149	312	2,751
Amounts used	2	954	8	55	67	1,086
Unused amounts reversed	4	509	41	153	66	773
Effects from exchange rate fluctuations/ Unwind of discount	—	3	2	—	1	5
Transfers	—	30	—	—	(16)	13
Balance as of December 31, 2024	40	1,895	166	273	584	2,958
Changes in the group of consolidated companies	—	—	—	—	—	—
New provisions	37	293	84	36	196	646
Amounts used	8	822	74	106	231	1,241
Unused amounts reversed	1	181	17	53	95	346
Effects from exchange rate fluctuations/ Unwind of discount	—	(4)	(7)	—	(12)	(24)
Transfers	—	11	—	—	—	11
Balance as of December 31, 2025	66	1,192	152	151	442	2,004
[1]For the remaining portion of provisions as disclosed on the consolidated balance sheet, please see Note 19 “Allowance for Credit Losses”, in which allowances for credit related off-balance sheet positions are disclosed
Classes of Provisions
Operational Risk is the risk of loss resulting from inadequate or failed internal processes, people and systems, or from external events. The definition used for the purposes of determining operational provisions differs from the risk management definition, as it excludes risk of loss resulting from civil litigation and regulatory enforcement matters. For risk management purposes, operational risk includes legal risk, as payments to customers, counterparties and regulatory bodies in civil litigations or regulatory enforcement matters constitute loss events for operational shortcomings, but excludes business and reputational risk.
Civil Litigation provisions arise out of current or potential claims or proceedings alleging non-compliance with contractual or other legal or regulatory responsibilities, which have resulted or may result in demands from customers, counterparties or other parties in civil litigations.
Regulatory Enforcement provisions arise out of current or potential claims or proceedings alleging non-compliance with legal or regulatory responsibilities, which have resulted or may result in an assessment of fines or penalties by governmental regulatory agencies, self-regulatory organizations or other enforcement authorities.
Restructuring provisions arise out of restructuring activities. The Group aims to enhance its long-term competitiveness through reductions in costs, duplication and complexity in the years ahead. For details see Note 10 “Restructuring”.
Other provisions include several specific items arising from a variety of different circumstances, including the provision for the reimbursement of loan processing fees, deferred sales commissions, provisions for bank levies and mortgage repurchase demands.
Provisions and Contingent Liabilities
The Group recognizes a provision for potential loss only when there is a present obligation arising from a past event that is probable to result in an economic outflow that can be reliably estimated. Where a reliable estimate cannot be made for such an obligation, no provision is recognized and the obligation is deemed a contingent liability. Contingent liabilities also include possible obligations for which the possibility of future economic outflow is more than remote but less than probable. Where a provision has been taken for a particular claim, no contingent liability is recorded; for matters or sets of matters consisting of more than one claim, however, provisions may be recorded for some claims, and contingent liabilities (or neither a provision nor a contingent liability) may be recorded for others.
The Group operates in a legal and regulatory environment that exposes it to significant litigation risks. As a result, the
Group is involved in litigation, arbitration and regulatory proceedings and investigations in Germany and in a number of jurisdictions outside Germany, including the United States. In recent years, regulation and supervision in a number of areas have increased, and regulators, governmental bodies and others have sought to subject financial services providers to increasing oversight and scrutiny, which in turn has led to additional regulatory investigations and enforcement actions which are often followed by civil litigation.
In determining for which of the claims the possibility of a loss is probable, or less than probable but more than remote, and then estimating the possible loss for those claims, the Group takes into consideration a number of factors, including but not limited to the nature of the claim and its underlying facts, the procedural posture and litigation history of each case, rulings by the courts or tribunals, the Group’s experience and the experience of others in similar cases (to the extent this is known to the Group), prior settlement discussions, settlements by others in similar cases (to the extent this is known to the Group), available indemnities and the opinions and views of legal counsel and other experts.
The provisions the Group has recognized for civil litigation and regulatory enforcement matters as of December 31, 2025 and December 31, 2024 are set forth in the table above. For some matters where the Group believes an outflow of funds is probable, but the Group could not reliably estimate the amount of the potential outflow, no provision was recognized.
For the matters for which a reliable estimate can be made, but the probability of a future loss or outflow of resources is more than remote but less than probable, the Group currently estimates that, as of December 31, 2025, these contingent liabilities are approximately € 921 million for civil litigation matters (December 31, 2024: € 0.6 billion) and € 6 million for regulatory enforcement matters (December 31, 2024: € 0.1 billion). These figures include matters where the Group’s potential liability is joint and several and where the Group expects any such liability to be paid by a third party. If the
Group’s best estimate is within a range, the amount at the top of the range is included in the amount of contingent liabilities.
For other significant civil litigation and regulatory enforcement matters where the Group believes the possibility of an outflow of funds is more than remote but less than probable, but the amount is not reliably estimable, such matters are not included in the contingent liability estimates. In addition, where the Group believes the possibility of an outflow of funds is remote, the Group has neither recognized a provision nor included the matters in the contingent liability estimates.
This estimated possible loss, as well as any provisions taken, is based upon currently available information and is subject to significant judgment and a variety of assumptions, variables and known and unknown uncertainties. These uncertainties may include inaccuracies in or incompleteness of the information available to the Group, particularly at the preliminary stages of matters, and assumptions by the Group as to future rulings of courts or other tribunals or the likely actions or positions taken by regulators or adversaries may prove incorrect. Moreover, estimates of possible loss for these matters are often not amenable to the use of statistical or other quantitative analytical tools frequently used in making judgments and estimates, and are subject to even greater degrees of uncertainty than in many other areas where the
Group must exercise judgment and make estimates. The estimated possible loss, as well as any provisions taken, can be and often are substantially less than the amount initially requested by regulators or adversaries or the maximum potential loss that could be incurred were the matters to result in a final adjudication adverse to the Group. Moreover, in several regions in which the Group operates, an adversary often is not required to set forth the amount it is seeking, and where it is, the amount may not be subject to the same requirements that generally apply to pleading factual allegations or legal claims.
The matters for which the Group determines that the possibility of a future loss is more than remote will change from time to time, as will the matters as to which a reliable estimate can be made and the estimated possible loss for such matters. Actual results may prove to be significantly higher or lower than the estimate of possible loss in those matters where such an estimate was made. In addition, loss may be incurred in matters with respect to which the Group believed the likelihood of loss was remote. In particular, the estimated aggregate possible loss does not represent the Group’s potential maximum loss exposure for those matters.
The Group may settle litigation or regulatory proceedings or investigations prior to a final judgment or determination of liability. It may do so to avoid the cost, management efforts or negative business, regulatory or reputational consequences of continuing to contest liability, even when the Group believes it has a valid defense against liability. It may also do so when the potential consequences of failing to prevail would be disproportionate to the costs of settlement. Furthermore, the Group may, for similar reasons, reimburse counterparties for their losses even in situations where it does not believe that it is legally compelled to do so.
Current Individual Proceedings
Set forth below are descriptions of civil litigation and regulatory enforcement matters or groups of matters for which the
Group has taken material provisions, or for which there are material contingent liabilities, or for which there is the possibility of material business or reputational risk, as well as other significant matters. In addition, similar matters are grouped together and some matters consist of a number of proceedings or claims. The disclosed matters also include matters for which the possibility of a loss is more than remote but for which the Group cannot reliably estimate the possible loss. Matters are presented below in English-language alphabetical order based on the titles the Group has used for them.
Consent Order and Written Agreement with the Federal Reserve. On July 19, 2023, Deutsche Bank, Deutsche Bank AG
New York Branch, DB USA Corporation, Deutsche Bank Trust Company Americas (DBTCA) and DWS USA Corporation
entered into a Consent Order and Written Agreement with the Federal Reserve resolving previously disclosed regulatory discussions concerning adherence to prior orders and settlements related to sanctions and embargoes and AML compliance, and remedial agreements and obligations related to risk management issues. The Consent Order alleges insufficient and tardy implementation of the post-settlement sanctions and embargoes and AML control enhancement undertakings required by prior Consent Orders the bank entered into with the Federal Reserve in 2015 and 2017. The
Written Agreement alleges various deficiencies in governance, risk management, and internal controls across the bank’s
U.S. operations, and finds that the bank must continue to implement additional improvements. The Consent Order required Deutsche Bank to pay a civil monetary penalty of U.S.$ 186 million, including U.S.$ 140 million for the violations alleged with respect to the post-settlement sanctions and embargoes and AML control enhancement undertakings, as well as a separate penalty of U.S.$ 46 million for unsafe or unsound practices stemming from the bank’s handling of its legacy correspondent banking relationship with Danske Bank Estonia, which was terminated in October 2015. The
Written Agreement does not include a civil monetary penalty. Both the Consent Order and Written Agreement include certain post-settlement remediation and reporting undertakings.
Cum-ex Investigations and Litigations. Deutsche Bank has received inquiries from law enforcement authorities, including requests for information and documents, in relation to cum-ex transactions of clients. “Cum-ex” refers to trading activities in German shares around dividend record dates (trade date before and settlement date after dividend record date) for the purpose of obtaining German tax credits or refunds in relation to withholding tax levied on dividend payments, including transaction structures that have resulted in more than one market participant claiming such credit or refund with respect to the same dividend payment. Cum-ex transactions are regarded as criminal tax evasion by
German courts. Deutsche Bank is cooperating with the law enforcement authorities in these matters.
The Public Prosecutor in Cologne (Staatsanwaltschaft Köln, “CPP”) has been conducting a criminal investigation since
August 2017 concerning two former employees of Deutsche Bank in relation to cum-ex transactions of certain former clients of the bank. In October 2022, the CPP conducted a search at Deutsche Bank’s offices in Frankfurt and Eschborn.
Based on the search warrant the CPP expanded the scope of the investigation. Current and former Deutsche Bank employees and seven former Management Board members are included in the investigation. The investigation is ongoing and the scope of the investigation may be further broadened. Deutsche Bank is a potential secondary participant pursuant to Section 30 of the German Law on Administrative Offences in this proceeding. This proceeding could result in a disgorgement of profits and fines. Deutsche Bank is cooperating with the CPP.
In May 2021, Deutsche Bank learned through an information request received by Deutsche Oppenheim Family Office AG
(DOAG) as legal successor of Sal. Oppenheim jr. & Cie. AG & Co. KGaA (Sal. Oppenheim) that the CPP in 2021 opened a criminal investigation proceeding in relation to cum-ex transactions against unknown former personnel of Sal.
Oppenheim. DOAG provided the requested information.
In July 2023, Deutsche Bank as legal successor of Deutsche Postbank AG was informed by the CPP that the CPP has opened a new separate criminal cum-ex investigation against unnamed personnel of former Deutsche Postbank AG.
Deutsche Bank acted as participant in and filed withholding tax refund claims through the electronic refund procedure
(elektronisches Datenträgerverfahren) on behalf of, inter alia, two former custody clients in connection with their cum-ex transactions. In February 2018, Deutsche Bank received from the German Federal Tax Office (Bundeszentralamt für
Steuern, “FTO”) a demand of approximately € 49 million for tax refunds paid to a former custody client. Deutsche Bank expects to receive a formal notice for the same amount. In December 2019, Deutsche Bank received a liability notice from the FTO requesting payment of € 2 million in connection with tax refund claims Deutsche Bank had submitted on behalf of another former custody client, which Deutsche Bank paid in early 2020. In July 2022, Deutsche Bank filed an action against this payment with the Fiscal Court of Cologne (Finanzgericht Köln).
In 2018, The Bank of New York Mellon SA/NV (BNY) informed Deutsche Bank of its intention to seek indemnification for potential cum-ex related tax liabilities incurred by BHF Asset Servicing GmbH (BAS) and/or Frankfurter Service
Kapitalanlage-GmbH (“Service KAG”, now named BNY Mellon Service Kapitalanlage-Gesellschaft mbH). Deutsche Bank
had acquired BAS and Service KAG as part of the acquisition of Sal. Oppenheim in 2010 and sold them to BNY later that year. BNY estimated the potential tax liability to be up to € 120 million (excluding interest of 6% p.a.). In late 2020, counsel to BNY informed Deutsche Bank that BNY and/or Service KAG (among others) have received notices from tax authorities in the estimated amount with respect to cum-ex related trades by certain investment funds in 2009 and 2010.
BNY has filed objections against the notices. Following receipt of payment orders from tax authorities in the amount of
€ 118 million in relation to the investment funds and after consultation with Deutsche Bank, BNY paid € 47 million to tax authorities. A further € 72 million were paid by other allegedly liable parties (including Deutsche Bank with respect to one of the investment funds, referred to below). In late December 2025, BNY and Deutsche Bank agreed to settle the indemnification claim described above. In addition, BNY received from the Frankfurt Tax Office regarding one of the investment funds a notice and payment request regarding penalty interest (Hinterziehungszinsen) in the amount of
€ 12 million. BNY, after consultation with Deutsche Bank, applied for a suspension of enforcement (Aussetzung der
Vollziehung) regarding the payment request which was granted by the Fiscal Court of Hesse (Hessisches Finanzgericht)
in October 2024.
The Group has not disclosed whether it has established a provision or contingent liability with respect to these matters because it has concluded that such disclosure can be expected to prejudice seriously their outcome.
In December 2023 and April 2024, Deutsche Bank received hearing letters from the FTO regarding three third party investment funds that engaged in cum-ex trades in 2009. Deutsche Bank had provided services and financing to investors in the funds. The funds received an aggregate of € 147 million in cum-ex withholding tax refunds in 2009. In
June and July 2024, Deutsche Bank received two tax liability notices (Haftungsbescheide) from the FTO in an aggregate amount of € 85 million regarding two of the funds. Deutsche Bank filed objections (Einsprüche) and applied for a suspension of enforcement (Aussetzung der Vollziehung) regarding the notices. The suspension of enforcement was granted in July 2024. In August/September 2025, Deutsche Bank paid € 29 million to the FTO with respect to the two tax liability notices and withdrew the objections. The remainder was paid by other service providers to the investment funds.
Interbank and Dealer Offered Rates Matters. Regulatory and Law Enforcement Matters. Deutsche Bank has responded to requests for information from, cooperated with, and entered into settlements with, various regulatory and law enforcement agencies in connection with industry-wide investigations concerning the setting of the London Interbank
Offered Rate (LIBOR), Euro Interbank Offered Rate (EURIBOR), Tokyo Interbank Offered Rate (TIBOR) and other interbank and/or dealer offered rates.
The Group has not disclosed whether it has established a provision or contingent liability with respect to the remaining investigations because it has concluded that such disclosure can be expected to prejudice seriously their outcome.
Civil Litigations. Deutsche Bank is party to one remaining U.S. civil action concerning alleged manipulation relating to the setting of U.S. dollar LIBOR, as well as an action pending in Argentina. The Group has not disclosed whether it has established a provision or contingent liability with respect to these matters because it has concluded that such disclosure can be expected to prejudice seriously their outcome.
The U.S. civil actions were filed against Deutsche Bank and numerous other defendants on behalf of parties who allege losses as a result of manipulation relating to the setting of U.S. dollar LIBOR. Claims for damages in the U.S. civil action have been asserted under various legal theories, including violations of federal and state antitrust and other laws.
The remaining U.S. civil action concerning U.S. dollar LIBOR is being coordinated as part of a multidistrict litigation (the
“U.S. dollar LIBOR MDL”) in the U.S. District Court for the Southern District of New York. Following a series of decisions in the U.S. dollar LIBOR MDL between March 2013 and March 2019 narrowing their claims, plaintiffs in the U.S. dollar LIBOR
MDL are currently asserting antitrust claims, and state law fraud, contract, unjust enrichment and other tort claims. The court has also issued decisions dismissing certain plaintiffs’ claims for lack of personal jurisdiction and on statute of limitations grounds.
In 2016, the district court issued a ruling dismissing certain antitrust claims while allowing others to proceed. Multiple plaintiffs filed appeals of that ruling. In December 2021, the Second Circuit affirmed the district court’s decision on antitrust standing grounds but reversed the court’s decision on personal jurisdiction grounds, and it remanded the cases to the district court for further proceedings. In March 2022, defendants (including Deutsche Bank) filed a petition for a writ of certiorari to the U.S. Supreme Court to review the Court of Appeals’ decision. The U.S. Supreme Court denied defendants’ petition in June 2022.
In October 2024, defendants, including Deutsche Bank, filed a motion for summary judgment in the U.S. dollar LIBOR
MDL. In September 2025, the district court granted defendants’ motion for summary judgment and dismissed all of the plaintiffs’ remaining claims. The plaintiffs filed their notices of appeal in October 2025.
In August 2020, plaintiffs filed a non-class action in the U.S. District Court for the Northern District of California against several financial institutions, alleging that U.S. dollar LIBOR has been suppressed through the present. In October 2023, the court granted the defendants’ motion to dismiss plaintiffs’ amended complaint. Plaintiffs appealed. In December
2024, the United States Court of Appeals for the Ninth Circuit affirmed the district court’s decision dismissing the complaint. In January 2025, the United States Court of Appeals for the Ninth Circuit denied plaintiffs’ petition for rehearing and in April the plaintiffs filed a petition for certiorari seeking to have the U.S. Supreme Court hear their appeal, which the U.S. Supreme Court denied at the end of June 2025.
There were UK and U.S. civil actions regarding U.S. dollar LIBOR brought by the U.S. Federal Deposit Insurance
Corporation (FDIC) acting as receiver for up to 20 failed financial institutions headquartered in the U.S., in which a claim for damages has been asserted pursuant to EU, UK and U.S. state laws. In April 2025, Deutsche Bank settled the civil actions brought by the FDIC in both the UK and the U.S. for U.S. $ 20 million.
A further class action regarding LIBOR has been filed in Argentina seeking damages for losses allegedly suffered by holders of Argentine bonds with interest rates based on LIBOR. In August 2024, the court accepted the plaintiff’s withdrawal of its claims against Deutsche Bank and certain other defendants, but the action remains pending against one defendant.
Jeffrey Epstein Matters. Since Jeffrey Epstein’s arrest in July 2019, Deutsche Bank has provided information to various regulatory and law enforcement agencies and continues to cooperate with the U.S. Congress concerning the bank’s former client relationship with Epstein (individually, and through related parties and entities). The bank has previously entered into settlements to resolve certain regulatory and litigation matters. There are no Epstein victim-related litigations currently pending against the bank. The U.S. Department of Justice recently publicly released information it previously received from the bank and other sources pursuant to the Epstein Files Transparency Act.
Monte Dei Paschi. Civil litigation claims have been filed by six former employees in relation to alleged harm caused by
Italian criminal proceedings against them. The six former employees were convicted in November 2019 by the Court of
First Instance of Milan of aiding and abetting false accounting and market manipulation in relation to repo transactions that Deutsche Bank had entered into with Banca Monte dei Paschi di Siena (MPS) and a subsidiary of MPS in 2008. The individuals were given sentences of either 3 years and 6 months or 4 years and 8 months. Deutsche Bank was found liable under Italian Legislative Decree n. 231/2001 and the Court ordered the seizure of alleged profits of € 64.9 million and a fine of € 3 million. Following appeals filed by Deutsche Bank and the six individuals, in 2022, the Milan Court of Appeal acquitted all the Deutsche Bank defendants from all charges. Those acquittals were confirmed by the Supreme Court of
Italy in October 2023.
One of the former employees filed and served a claim against Deutsche Bank in the German Courts in the second quarter of 2024, seeking approximately € 152 million in damages for alleged harm caused to his career by the Italian criminal proceedings and conviction at first instance. Four other former employees filed claims in the English Courts on
September 30, 2025. The claims were served on Deutsche Bank entities in the UK in January 2026, but to date have not been served on two Deutsche Bank entities based in Jersey. The four former employees are seeking over £ 600 million in damages on the same basis as the first employee’s claim for alleged harm caused to their careers by the Italian criminal proceedings and conviction at first instance. Deutsche Bank considers all such claims to be without merit and will defend itself against them robustly, including disputing the inflated, unrealistic alleged losses claimed.
One further former employee had filed a claim in the English Courts on September 30, 2025 on the same basis as the other 5 plaintiffs, as well as based on further specific claims, but the parties have now resolved on a confidential basis all of the claims and allegations that the employee has previously made against Deutsche Bank and its personnel.
The Group has not disclosed whether it has established a provision or contingent liability with respect to these matters because it has concluded that such disclosure can be expected to prejudice seriously their outcome.
Mortgage-Related and Asset-Backed Securities. Issuer and Underwriter Civil Litigation. Deutsche Bank has been named as defendant in numerous civil litigations brought by private parties in connection with its various roles, including issuer or underwriter, in offerings of residential mortgage-backed securities (RMBS) and other asset-backed securities. These cases, described below, allege that the offering documents contained material misrepresentations and omissions, including with regard to the underwriting standards pursuant to which the underlying mortgage loans were issued, or assert that various representations or warranties relating to the loans were breached at the time of origination. The
Group has recorded provisions with respect to several of these civil cases, but has not recorded provisions with respect to all of these matters. The Group has not disclosed the amount of these provisions because it has concluded that such disclosure can be expected to prejudice seriously the resolution of these matters.
Deutsche Bank is a defendant in an action related to RMBS offerings brought by the FDIC as receiver for Citizens
National Bank and Strategic Capital Bank (alleging an unspecified amount in damages against all defendants). In this action, the appellate court reinstated claims previously dismissed on statute of limitations grounds, and petitions for rehearing and certiorari to the U.S. Supreme Court were denied. In May 2022, the FDIC voluntarily dismissed its claim with respect to one of the RMBS offerings and Deutsche Bank filed a motion for summary judgment seeking dismissal of the remaining claim. On February 9, 2026, the court granted Deutsche Bank’s motion for summary judgment and dismissed the remaining claim in its entirety. Any appeal by the FDIC is due by April 13, 2026.
Deutsche Bank has resolved cases concerning two RMBS trusts that were brought initially by RMBS investors and subsequently by HSBC, as trustee, in New York state court. The cases allege breaches of Deutsche Bank’s purported duty to notify the trustee of breaches of loan-level representations and warranties in the ACE Securities Corp. 2006-FM1 and
ACE Securities Corp. 2007-ASAP1 RMBS offerings, respectively. Settlements were finalized and the cases were voluntarily discontinued with prejudice in December 2025.
In the actions against Deutsche Bank solely as an underwriter of other issuers’ RMBS offerings, Deutsche Bank has contractual rights to indemnification from the issuers, but those indemnity rights may in whole or in part prove effectively unenforceable where the issuers are now or may in the future be in bankruptcy or otherwise defunct.
Trustee Civil Litigation. Deutsche Bank’s U.S. subsidiaries Deutsche Bank National Trust Company (DBNTC) and DBTCA
(collectively, the “Trustees”) are defendants in two separate civil lawsuits, and DBNTC is a defendant in a third civil lawsuit, brought by investors concerning the Trustees’ role as trustees of certain RMBS trusts. The actions generally allege claims for breach of contract, breach of fiduciary duty, breach of the duty to avoid conflicts of interest, negligence and/or violations of the U.S. Trust Indenture Act of 1939, based on the Trustees’ alleged failure to perform adequately certain obligations and/or duties as trustee for the trusts.
The three lawsuits include actions by (i) the National Credit Union Administration Board (NCUA), as an investor in
18 trusts that allegedly suffered total realized collateral losses of more than U.S.$ 3.7 billion; (ii) Commerzbank AG, as an investor in 50 RMBS trusts, alleging hundreds of millions of dollars in losses; and (iii) IKB International, S.A. in liquidation and IKB Deutsche Industriebank A.G. (collectively, “IKB”), as an investor in 12 RMBS trusts, in which IKB originally sought more than U.S.$ 268 million of damages before IKB voluntarily discontinued its claims as to certain additional RMBS trusts and certificates. In the NCUA case, following motions to dismiss and for summary judgment, the court has dismissed NCUA’s tort claims as to all trusts and its breach-of-contract claims as to certain trusts. In the Commerzbank case, following motions to dismiss and for summary judgment, the court has dismissed Commerzbank’s tort claims as to all trusts and its breach of contract claims relating to certain of the trusts. A second round of summary judgment briefing is pending before the court and the case has been stayed. In the IKB case, following motions to dismiss (including appellate review) and for summary judgment, the court has dismissed IKB’s tort claims as to all trusts and its breach of contract claims as to certain trusts. All parties have filed notices of appeal with respect to the court’s summary judgment order and the case has been stayed pending resolution of the appeals.
The Group has established provisions or contingent liabilities with respect to certain of these matters, but the Group has not disclosed the amounts because it has concluded that such disclosure can be expected to prejudice seriously the outcome of these matters.
1MDB. In 2021, 1Malaysia Development Berhad (1MDB) commenced proceedings at the Malaysian Courts against
Deutsche Bank Malaysia Berhad (DBMB) with respect to three wire transfers carried out by DBMB on 1MDB’s behalf in
2009 and 2011. 1MDB claims damages in the amount of U.S.$ 1.1 billion (representing the total amount of the transactions) excluding interest claimed from the date of those wire transfers, which could be significant due to the long duration since those transactions. At a hearing on July 11, 2025, the Court declined DBMB’s application for summary dismissal on time-bar grounds, ruling that the issue requires a full trial which is currently scheduled for October and
December 2026. The Group has not disclosed whether it has established a provision or contingent liability with respect to this matter because it has concluded that such disclosure can be expected to prejudice seriously the outcome of this matter.
Polish Mortgage Matters. Starting in 2016, certain clients of Deutsche Bank Polska S.A. have reached out to Deutsche
Bank Polska S.A. alleging that their mortgage loan agreements in foreign currency include unfair clauses and are invalid.
These clients have demanded reimbursement of the alleged overpayments under such agreements totaling over
€ 1.1 billion with over 8,791 civil claims having been commenced in Polish courts as of December 31, 2025. These cases are an industry-wide issue in Poland and other banks are facing similar claims. Deutsche Bank Polska S.A. has and will take necessary legal actions to defend itself and challenge such claims in courts.
For the year ended December 31, 2025, the total portfolio provision for CHF and EUR mortgage cases was € 736 million compared to € 895 million as of December 31, 2024, as a result of € 88 million of additional provisions being more than offset by decreases reflecting payouts under court rulings and settlements with claimants.
Postbank Voluntary Public Takeover Offer. In September 2010, Deutsche Bank announced the decision to make a voluntary takeover offer for the acquisition of all shares in Deutsche Postbank AG ("Postbank"). On October 7, 2010,
Deutsche Bank published its official takeover offer and offered Postbank shareholders a consideration of € 25 for each
Postbank share. This offer was accepted for a total of approximately 48.2 million Postbank shares.
Several former shareholders of Postbank who had accepted the takeover offer brought claims against Deutsche Bank alleging that the offer price was too low. The plaintiffs allege that Deutsche Bank had been obliged to make a mandatory takeover offer for all shares in Postbank, at the latest, in 2009. Based thereon, the plaintiffs allege that the consideration offered by Deutsche Bank for the shares in Postbank needed to be raised to € 57.25 per share. Some plaintiffs filed claims based on allegedly appropriate consideration of € 64.25 per share.
The claims for payment against Deutsche Bank in relation to these matters originally amounted to almost € 700 million
(excluding interest, which was significant due to the long duration of the proceedings).
At the end of April 2024, the Higher Regional Court of Cologne indicated in a hearing that it may find these claims valid in a later ruling. As a consequence, Deutsche Bank recognized a provision of € 1.3 billion in the second quarter of 2024 to provide for the amount of all pending claims and cumulative interest. In the third and fourth quarters of 2024, Deutsche
Bank reached settlements which included the settlement of one of the two lead cases.
On October 23, 2024, the Higher Regional Court of Cologne handed down its judgment in the remaining lead case and fully granted the plaintiffs' claims. The court did not grant a further leave to appeal to the Federal Court of Justice (BGH).
On November 19, 2024, Deutsche Bank filed a complaint against the denial of leave to appeal with the BGH.
In the second quarter of 2025, Deutsche Bank concluded further settlement agreements. Including the settlement agreements concluded in 2024, Deutsche Bank has now reached settlements with 90% of the plaintiffs’ claims by value in the litigation (calculated based on the asserted shareholdings), which resulted in a partial release of the original provision in second quarter 2025. As of December 31, 2025, the residual plaintiff claims of € 112 million (including interest) are fully provisioned.
The legal question of whether Deutsche Bank had been obliged to make a mandatory takeover offer for all Postbank shares prior to its 2010 voluntary takeover may impact two pending appraisal proceedings (Spruchverfahren). These proceedings were initiated by former Postbank shareholders with the aim to increase the cash compensation of € 35.05 paid in connection with the squeeze-out of Postbank shareholders in 2015 and the cash compensation of € 25.18 offered and annual compensation of € 1.66 paid in connection with the execution of a domination and profit and loss transfer agreement (Beherrschungs- und Gewinnabführungsvertrag) between DB Finanz-Holding AG (now DB Beteiligungs-
Holding GmbH) and Postbank in 2012. The compensation of € 25.18 in connection with the domination and profit and loss transfer agreement was accepted for approximately 0.5 million Postbank shares. The compensation of € 35.05 paid in connection with the squeeze-out in 2015 was relevant for approximately 7 million Postbank shares.
The applicants in the appraisal proceedings claim that a potential obligation of Deutsche Bank to make a mandatory takeover offer for Postbank at an offer price of at least € 57.25 should be decisive when determining the adequate cash compensation in the appraisal proceedings. The Regional Court Cologne had originally followed this legal view of the applicants in two resolutions. In a decision dated June 2019, the Regional Court Cologne expressly rejected this legal view in the appraisal proceedings in connection with the execution of a domination and profit and loss transfer agreement. According to this decision, the question whether Deutsche Bank was obliged to make a mandatory offer for all Postbank shares prior to its voluntary takeover offer in 2010 shall not be relevant for determining the appropriate cash compensation. The bank expects that the Regional Court Cologne will take the same legal position in the appraisal proceedings in connection with the squeeze-out.
On October 1, 2020, the Regional Court Cologne handed down a decision in the appraisal proceeding concerning the domination and profit and loss transfer agreement (dated December 5, 2012) according to which the annual compensation pursuant to Sec. 304 of the German Stock Corporation Act (jährliche Ausgleichszahlung) shall be increased by € 0.12 to € 1.78per Postbank share and the settlement amount pursuant to Sec. 305 of the German Stock
Corporation Act (Abfindungsbetrag) shall be increased by € 4.56 to € 29.74 per Postbank share. The increase of the settlement amount is of relevance for approximately 0.5 million former Postbank shares whereas the increase of the annual compensation is of relevance for approximately 7 million former Postbank shares. Deutsche Bank as well as the applicants have lodged an appeal against this decision. On December 11, 2025, the Higher Regional Court Düsseldorf
(HRC) issued an indicative order (“Hinweisbeschluss”) in the appraisal proceedings regarding the domination and profit and loss transfer agreement concluded in 2012. The HRC rejected the argument of the applicants that the initially paid compensation of € 25.18 per share should be increased to the allegedly appropriate offer price under the 2010 takeover offer (of at least € 57.25 per share). Additionally, the HRC indicated to request a further expert report on specific valuation aspects and made a settlement proposal which is lower than the compensation fixed by the Regional Court
Cologne ruling (proposed compensation of € 28.00 instead of € 29.74 per share ruled by the Regional Court Cologne). In
January 2026, the bank stated its consent to the settlement proposal of the HRC, however, not all applicants consented as required to reach a settlement ending the appraisal proceeding. Therefore, the HRC resolved on the appointment of a new independent expert on February 4, 2026. The expert has been asked to provide a supplementary opinion on the remaining valuation aspects identified by the HRC. The HRC further instructed the expert to prepare a revised calculation of the appropriate annual compensation on the basis of the supplementary valuation opinion.
The Group has not disclosed whether it has established a provision or contingent liability with respect to the appraisal proceedings because it has concluded that such disclosure can be expected to prejudice seriously its outcome.
RusChemAlliance Litigation. In June 2023, RusChemAlliance LLC ("RCA"), a Russian joint venture of Gazprom PJSC and
RusGasDobycha JSC, filed a claim against Deutsche Bank before a commercial state court in Saint Petersburg seeking payment of approximately € 238 million plus interest under an advance payment guarantee ("APG") issued by Deutsche
Bank in 2021 at the request of one of its clients. RCA’s payment demand under the APG was rejected by Deutsche Bank due to the imposition of EU sanctions against Russia. At the end of May 2024, the Russian court fully granted RCA's payment claim and RCA's motion for interim measures by which a corresponding amount in Deutsche Bank's Russian subsidiary was frozen as the Russian courts do not recognize the applicability of the EU sanctions. Deutsche Bank’s appeals against this decision were dismissed in September 2024 and January 2025, respectively.
In October 2024, upon application by RCA, the Russian court granted an anti-suit injunction (“ASI”) order against
Deutsche Bank prohibiting Deutsche Bank from continuing any court proceedings outside of Russia related to this issue or enforcing any judgments or orders granted by a court outside of Russia under a threat of a court penalty of
€ 240 million in case of non-compliance with the ASI. Deutsche Bank complied with the ASI order in November 2024.
Deutsche Bank’s appeal against the ASI order was dismissed in January 2025. A further appeal filed with the Russian
Supreme Court was dismissed as well.
Deutsche Bank initially recognized a provision in the amount of € 260 million and a corresponding reimbursement asset under an indemnification agreement in 2023. The provision was thus offset by the reimbursement asset. In November
2024, RCA enforced its payment claim in an amount of € 244 million including interest payable against assets of
Deutsche Bank maintained in Russia. After enforcement by RCA, which was covered by the provision, subsequent developments led to a de-recognition of the indemnification asset. Deutsche Bank is still of the opinion that it possesses a valid indemnification claim and is defending its position in court.
Sovereign, Supranational and Agency Bonds (SSA) Investigations and Litigations. Deutsche Bank has received inquiries from certain regulatory and law enforcement authorities, including requests for information and documents, pertaining to SSA bond trading. Deutsche Bank cooperated with those investigations.
Deutsche Bank and Deutsche Bank Securities Inc., the bank’s primary U.S. broker-dealer subsidiary (DBSI), were named as defendants in a putative class action filed in June 2023 in the U.S. District Court for the Southern District of New York by
alleged direct market participants claiming a violation of U.S. antitrust law related to alleged manipulation of the secondary trading market for United Kingdom government bonds. The complaint seeks treble damages and attorneys’
fees. In September 2024, the Court granted Deutsche Bank’s and DBSI’s motion to dismiss the complaint for failure to state a claim. In July 2025, plaintiffs filed an amended complaint, which added two additional named plaintiffs and included claims by alleged purchasers of United Kingdom government bond futures or futures contract options.
Deutsche Bank and DBSI filed a motion to dismiss the amended complaint on September 9, 2025, which is now pending a decision by the Court.
Deutsche Bank was named as a defendant in a consolidated putative class action filed in the U.S. District Court for the
Southern District of New York alleging violations of U.S. antitrust law and a claim for unjust enrichment relating to
Mexican government bond trading. Defendants’ motion to dismiss plaintiffs’ consolidated amended complaint was granted without prejudice. Plaintiffs filed a second amended complaint naming only Mexico-based defendants, which was also dismissed without prejudice. Plaintiffs appealed to the Second Circuit, and in February 2024, the dismissal of the complaint was reversed. Plaintiffs filed a further amended complaint in June 2024. Defendants filed a motion to dismiss in July 2024, which the Court denied in January 2025. The case is now in discovery.
The Group has not disclosed whether it has established provisions or contingent liabilities with respect to the matters referred to above because it has concluded that such disclosure can be expected to prejudice seriously their outcome.
U.S. Treasury Spoofing Litigation. Five separate putative class actions have been filed in the Northern District of Illinois against Deutsche Bank AG and DBSI. The cases allege that Deutsche Bank and other unnamed entities participated in a scheme from January to December 2013 to spoof the market for Treasuries futures and options contracts and Eurodollar futures and options contracts. Following briefing on a motion to dismiss, the judge ordered supplemental briefing on the issues of standing and jurisdictional discovery, which has now been substantially completed. Plaintiffs filed an amended complaint and then a further, second amended complaint. Deutsche Bank AG and DBSI filed a motion to dismiss in
September 2023 and a reply in December 2023. In September 2024, the court requested additional briefing on standing under Article III of the U.S. Constitution, which was completed in October 2024.
The Group has not disclosed whether it has established a provision or contingent liability with respect to these matters because it has concluded that such disclosure can be expected to prejudice seriously their outcome.
Other
Irrevocable Payment Commitments with regard to levies and deposit protection. Certain entities of the Group are required to make contributions to national resolution authorities or deposit protection schemes such as the European
Single Resolution Fund (SRF) administered by the Single Resolution Board. Part of such contributions may be provided in the form of irrevocable payment commitments (IPCs) backed by cash and securities collateral. The Group remains the economic owner of the collateral provided.
IPCs related to the bank levy according to the Bank Recovery and Resolution Directive (BRRD), the SRF and the deposit protection provided by the German deposit protection fund amounted to € 1.5 billion as of December 31, 2025
(December 31, 2024: € 1.5 billion). Thereof € 1.0 billion of IPCs related to the SRF (December 31, 2024: € 1.0 billion) and
€ 0.5 billion to the German deposit protection fund (December 31, 2024: € 0.5 billion).
As of December 31, 2025, the total collateral provided for IPC consisted of € 1.0 billion of cash collateral, which is presented in Other Assets, and € 524 million of securities collateral (December 31, 2024: € 1.0 billion and € 481 million, respectively). Thereof € 1.0 billion of cash collateral related to the SRF (December 31, 2024: € 1.0 billion).
The Group has analyzed the impact of a judgment of the Court of Justice of the EU on the treatment of IPCs related to the SRF in November 2025 in a matter unrelated to the Group and concluded that it is immaterial to the Group’s financial statements with respect to all schemes for which IPCs are provided. This is based on the expected timing of potential payments (i.e., if the respective entities of the Group were to give up their banking license or if the IPCs would be exercised) and related discount rates.